Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN STRATEGY FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 31, 2013
Supplement [Text Block]	nsfi_SupplementTextBlock
NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND
NUVEEN STRATEGY GROWTH ALLOCATION FUND
NUVEEN STRATEGY BALANCED ALLOCATION FUND
NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes apply to Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Growth Allocation Fund, Nuveen Strategy Balanced Allocation Fund and Nuveen Strategy Conservative Allocation Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.
Nuveen Strategy Aggressive Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nsfi_SupplementTextBlock
NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND
NUVEEN STRATEGY GROWTH ALLOCATION FUND
NUVEEN STRATEGY BALANCED ALLOCATION FUND
NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes apply to Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Growth Allocation Fund, Nuveen Strategy Balanced Allocation Fund and Nuveen Strategy Conservative Allocation Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.
Nuveen Strategy Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nsfi_SupplementTextBlock
NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND
NUVEEN STRATEGY GROWTH ALLOCATION FUND
NUVEEN STRATEGY BALANCED ALLOCATION FUND
NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes apply to Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Growth Allocation Fund, Nuveen Strategy Balanced Allocation Fund and Nuveen Strategy Conservative Allocation Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.
Nuveen Strategy Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nsfi_SupplementTextBlock
NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND
NUVEEN STRATEGY GROWTH ALLOCATION FUND
NUVEEN STRATEGY BALANCED ALLOCATION FUND
NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes apply to Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Growth Allocation Fund, Nuveen Strategy Balanced Allocation Fund and Nuveen Strategy Conservative Allocation Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.
Nuveen Strategy Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nsfi_SupplementTextBlock
NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND
NUVEEN STRATEGY GROWTH ALLOCATION FUND
NUVEEN STRATEGY BALANCED ALLOCATION FUND
NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED JUNE 16, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes apply to Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Growth Allocation Fund, Nuveen Strategy Balanced Allocation Fund and Nuveen Strategy Conservative Allocation Fund (each referred to as the "Fund"):

Class B shares of the Fund will be converted to Class A shares of the Fund at the close of business on June 23, 2014. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.